UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5754

MFS HIGH INCOME MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2012

MFS® HIGH INCOME MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS

8/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 153.0%
Airport Revenue - 5.0%
Denver, CO, City & County Airport, “B”, ETM, 6.125%, 2025 (c)	$2,840,000	$2,847,865
Denver, CO, City & County Airport, “C”, ETM, 6.125%, 2025 (c)	2,280,000	3,129,960
Houston, TX, Airport System Rev., “B”, 5%, 2026	210,000	243,206
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	195,000	216,720
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	315,000	361,673
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	360,000	412,793
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	960,000	1,071,225

		$8,283,442
General Obligations - General Purpose - 3.9%
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 2030	$1,000,000	$1,170,809
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	1,240,000	1,290,479
Las Vegas Valley, NV, Water District, “C”, 5%, 2029	1,175,000	1,364,162
Luzerne County, PA, AGM, 6.75%, 2023	570,000	674,412
State of California, 5.25%, 2028	425,000	502,651
State of California, 5.25%, 2030	1,005,000	1,163,940
State of Hawaii, “DZ”, 5%, 2031	255,000	304,489

		$6,470,942
General Obligations - Improvement - 0.1%
Guam Government, “A”, 7%, 2039	$110,000	$123,778

General Obligations - Schools - 1.0%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$350,000	$164,023
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	355,000	157,970
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	715,000	301,128
Chicago, IL, Board of Education, “A”, 5%, 2041	130,000	141,308
Los Angeles, CA, Unified School District, “D”, 5%, 2034	210,000	237,377
San Jacinto, TX, Community College District, 5.125%, 2038	550,000	601,332

		$1,603,138
Healthcare Revenue - Hospitals - 36.3%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$560,000	$654,237
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	565,000	476,837
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	835,000	695,538
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	220,000	245,848
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	750,000	813,443
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	165,000	181,774
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	125,000	142,820
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	1,000,000	1,050,390
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	835,000	1,001,549
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	1,545,000	1,639,322
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	75,000	81,088
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	835,000	931,651
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	1,000,000	1,130,890
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 2042	1,195,000	1,328,948
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	235,000	293,680
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	1,750,000	2,398,760
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	505,000	504,374
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	620,000	805,554
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	615,000	736,469
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	145,000	154,837

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	$2,255,000	$2,345,177
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,220,000	1,298,592
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	575,000	600,927
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	380,000	440,234
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	240,000	278,316
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	1,455,000	1,559,193
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	535,000	567,410
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	375,000	430,388
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	125,000	144,500
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	735,000	869,968
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2037	65,000	69,537
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2042	130,000	138,545
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	565,000	616,545
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	50,000	55,477
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	125,000	136,449
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	250,000	270,783
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,125,000	1,208,914
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2018 (c)	1,685,000	2,153,363
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	420,000	439,685
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	75,000	77,166
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	380,000	416,716
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	945,000	1,148,373
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 2032	555,000	686,413
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	500,000	510,130
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	325,000	326,141
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	1,250,000	1,403,113
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	65,000	69,907
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	45,000	47,395
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	155,000	159,416
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	800,000	817,600
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	745,000	869,355
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	800,000	805,320
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 2031	1,130,000	1,255,294
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	700,000	745,416
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	260,000	259,542
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	245,000	296,641
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	150,000	175,581
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	195,000	199,922
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	115,000	118,085
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	305,000	309,965
North Carolina Medical Care Commission (Stanly Health Services, Inc.), 6.375%, 2029	1,915,000	1,922,124
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,405,000	1,682,670
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,125,000	1,260,731
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	840,000	992,552
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	660,000	850,238
Salida, CO, Hospital District Rev., 5.25%, 2036	892,000	906,977
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	120,000	127,091
South Carolina Jobs & Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2023	1,370,000	1,383,289
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	135,000	145,880
South Lake County, FL, Hospital District Rev. (South Lake Hospital), 6.375%, 2034	500,000	526,745
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	175,000	200,806
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	100,000	114,622
Southeastern Ohio Port Authority, Hospital Facilities Rev., 5.75%, 2032	380,000	395,474
Southeastern Ohio Port Authority, Hospital Facilities Rev., 6%, 2042	305,000	317,511

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	$225,000	$234,846
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	475,000	5,938
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center), “A”, 5.75%, 2029	2,000,000	2,003,260
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	290,000	309,076
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	235,000	246,884
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	560,000	652,355
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 2033	1,395,000	1,564,967
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	525,000	537,332
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	250,000	280,568
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	75,000	82,901
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.75%, 2029	1,000,000	1,057,110
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 2031	920,000	1,033,648
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 2041	605,000	697,033
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	865,000	903,086
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	500,000	507,375

		$60,532,592
Healthcare Revenue - Long Term Care - 16.8%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 5.9%, 2025	$964,000	$726,094
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	500,000	376,315
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,000,000	1,013,080
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	120,000	122,608
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	155,000	155,749
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	1,445,000	1,455,563
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	530,000	530,636
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,400,000	1,442,014
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	890,000	995,679
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	750,000	766,350
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	105,000	124,825
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	180,000	214,855
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7.125%, 2014 (c)	500,000	552,795
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	250,000	242,648
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	1,050,000	1,155,546
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	1,095,000	1,095,263
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,250,000	1,270,400
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	725,000	732,468
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	150,000	150,036
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	365,000	365,767
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,477,257
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	690,000	703,703
Marion, IA, Health Care Facilities Rev., First Mortgage (AHF/Kentucky-Iowa, Inc.), 8%, 2029	514,000	526,279
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	895,000	940,922
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,115,000	1,115,056
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	168,995	137,516
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	42,309	32,484
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	11,291	7,536
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	56,165	747
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	190,000	190,230
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	100,000	102,119
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	100,000	54,132
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	150,000	81,179
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board, First Mortgage, 8.5%, 2029	1,063,000	1,075,341

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement—Life Communities, Inc.), 5%, 2028	$440,000	$476,876
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement—Life Communities, Inc.), 5%, 2029	165,000	177,863
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	254,525
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	750,000	762,285
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	205,000	208,581
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	830,000	834,283
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	50,000	50,652
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	140,000	140,909
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	225,000	239,002
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	350,000	352,937
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2032	260,226	201,618
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	238,838	172,912
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	111,525	4,018
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	102,359	3,688
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	780,000	870,223
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	65,000	72,097
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 5.125%, 2037	65,000	65,304
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	525,000	573,410
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	980,000	1,095,013
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2042	110,000	118,375
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2046	85,000	91,343
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	110,000	129,078
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	165,000	192,435
Washington County, PA, Industrial Development Authority Rev., First Mortgage (AHF/Central Project), 8.5%, 2029	1,059,000	1,068,775

		$28,089,394
Healthcare Revenue - Other - 0.4%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$600,000	$623,964

Industrial Revenue - Airlines - 3.1%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$255,000	$310,570
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	190,000	208,624
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	470,000	486,657
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E project), 6.75%, 2029	500,000	501,730
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E project), 7%, 2029	250,000	251,193
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	630,000	640,294
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 2023	455,000	459,768
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 2029 (b)	455,000	462,303
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033	750,000	795,233
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031 (d)(q)	1,005,000	1,055,612

		$5,171,984
Industrial Revenue - Chemicals - 0.9%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$600,000	$645,342
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	840,000	840,764

		$1,486,106
Industrial Revenue - Environmental Services - 1.0%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$270,000	$310,797
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	845,000	916,673
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 2025 (b)	450,000	457,389

		$1,684,859

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Other - 2.0%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$360,000	$330,941
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	63,113	631
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	500,000	500,445
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	590,000	564,795
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,500,000	1,508,385
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 2040 (b)	465,000	499,517

		$3,404,714
Industrial Revenue - Paper - 1.9%
Courtland, AL, Industrial Development Board Rev. (International Paper Co.), “B”, 6.25%, 2025	$1,000,000	$1,025,810
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2026	1,270,000	1,270,660
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	370,000	370,178
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	550,000	551,848

		$3,218,496
Miscellaneous Revenue - Entertainment & Tourism - 1.0%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 5.6%, 2013 (n)	$230,000	$231,886
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	155,000	180,595
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	100,000	114,009
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	800,000	736,744
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	365,000	380,633

		$1,643,867
Miscellaneous Revenue - Other - 4.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$395,000	$417,274
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	135,000	155,347
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	875,000	1,009,995
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	540,000	536,252
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	1,065,000	1,194,983
District of Columbia Rev. (American Society Hematology), 5%, 2036	65,000	70,507
District of Columbia Rev. (American Society Hematology), 5%, 2042	50,000	53,941
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	50,000	54,688
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	685,000	790,134
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	695,000	767,669
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	300,000	297,174
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5.25%, 2028	1,675,000	1,773,725

		$7,121,689
Multi-Family Housing Revenue - 5.5%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$740,000	$740,318
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032 (d)(q)	735,000	330,397
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2052 (n)	1,000,000	1,114,390
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	1,000,000	1,027,410
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038	1,366,727	1,243,872
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “C”, 8%, 2032	345,000	346,504
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	375,000	376,556
MuniMae TE Bond Subsidiary LLC, 9.64%, 2050 (z)	2,000,000	1,800,120
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	546,075	533,783
Texas Department of Housing & Community Affairs (Pebble Brook Apartments), FNMA, 5.5%, 2018	845,000	847,391
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	760,000	736,995

		$9,097,736

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Parking - 0.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$370,000	$415,466

Port Revenue - 0.3%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	$125,000	$136,766
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	365,000	395,492

		$532,258
Sales & Excise Tax Revenue - 4.2%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$750,000	$476,828
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	215,000	252,812
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	430,000	503,362
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	80,000	93,369
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	795,000	926,914
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	385,000	444,602
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	1,385,000	1,778,312
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	845,000	922,579
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2032	490,000	581,757
Miami-Dade County, FL, Transit Sales Surtax Rev., 5%, 2037	365,000	411,443
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	45,000	47,559
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	585,000	604,896

		$7,044,433
Single Family Housing - Local - 1.5%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$425,945	$433,923
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	2,000,000	2,042,840

		$2,476,763
Single Family Housing - State - 1.3%
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	$1,315,000	$1,346,731
Iowa Finance Authority, Single Family Mortgage Rev., “E”, 5.4%, 2032	175,000	176,348
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	10,000	10,293
Oklahoma Housing Finance Agency Rev. (Homeownership Loan Program), “C”, GNMA, 5%, 2026	550,000	562,689

		$2,096,061
Solid Waste Revenue - 0.3%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$30,000	$30,108
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	500,000	501,425

		$531,533
State & Local Agencies - 5.7%
California Public Works Board Lease Rev., Department of Mental Health (Coalinga), “A”, 5.5%, 2019	$1,000,000	$1,059,750
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	140,000	143,440
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	375,000	410,561
Louisiana Military Department Custody Receipts, 5%, 2024	1,500,000	1,608,525
New York Urban Development Corp. (University Facilities Grants), 5.875%, 2021	1,000,000	1,216,060
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	500,000	522,575
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	170,000	196,564
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	155,000	219,048
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026	1,645,000	2,373,011
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	285,000	329,409
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 5.5%, 2031	415,000	436,746
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 2033	840,000	1,004,060

		$9,519,749
Student Loan Revenue - 0.7%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$260,000	$289,401
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	260,000	289,975

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Student Loan Revenue - continued
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	$25,000	$27,937
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	475,000	529,744

		$1,137,057
Tax - Other - 2.9%
Dallas County, TX, Flood Control District, 7.25%, 2032	$1,000,000	$1,014,620
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	460,000	487,177
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	480,000	556,435
New Jersey Economic Development Authority Rev., 5%, 2025	170,000	191,097
New Jersey Economic Development Authority Rev., 5%, 2026	85,000	95,100
New Jersey Economic Development Authority Rev., 5%, 2028	35,000	38,732
New Jersey Economic Development Authority Rev., 5%, 2029	35,000	38,581
New York Dormitory Authority, State Personal Income Tax Rev., ”C”, 5%, 2034	1,330,000	1,530,936
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	560,000	623,168
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	255,000	297,118

		$4,872,964
Tax Assessment - 5.7%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$175,000	$189,259
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	285,000	316,493
Celebration Community Development District, FL, “A”, 6.4%, 2034	885,000	900,328
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	450,000	469,211
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	248,225
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	395,000	378,864
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 2037	470,000	334,118
Homestead, Community Development District, FL, Special Assessment, “B”, 5.9%, 2013	180,000	126,909
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	750,000	758,243
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.9%, 2013 (c)	445,000	477,650
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	500,000	506,485
Oakmont Grove Community Development District, FL, “A”, 5.4%, 2038 (a)(d)	500,000	185,000
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	165,000	172,532
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,915,000	1,900,963
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, AGM, 0%, 2022	1,910,000	1,262,395
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	250,000	190,773
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., “A”, 5.5%, 2038 (a)(d)	285,000	117,206
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	235,000	216,296
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037 (a)(d)	710,000	305,300
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (a)(d)	1,210,000	459,800

		$9,516,050
Tobacco - 8.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$2,635,000	$2,219,355
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	1,155,000	957,622
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	635,000	509,181
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	525,000	423,770
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)(f)	915,000	955,278
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	670,000	568,837
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	560,000	454,082
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,710,000	2,003,983
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	4,670,000	3,852,003
Rhode Island Tobacco Settlement Authority, 6%, 2023	1,090,000	1,091,690
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	105,000	111,231
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	1,005,000	1,130,374
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	250,000	259,563

		$14,536,969

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - 5.4%
Bay Area Toll Authority, CA, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2034	$1,850,000	$2,067,597
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 2018	1,500,000	1,220,820
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	1,015,000	1,277,043
North Texas Tollway Authority Rev., 6%, 2038	970,000	1,130,719
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	710,000	821,726
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2025	365,000	442,457
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	360,000	392,558
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	595,000	680,930
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	950,000	1,044,468

		$9,078,318
Universities - Colleges - 9.1%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2030	$100,000	$108,595
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	685,000	764,570
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	190,000	209,903
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,650,000	1,892,022
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	110,479
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	30,000	32,941
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	265,000	293,559
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,500,000	1,823,085
Grand Valley, MI, State University Rev., 5.5%, 2027	175,000	197,323
Grand Valley, MI, State University Rev., 5.625%, 2029	85,000	95,465
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	330,000	368,910
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	135,000	125,632
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	590,000	665,603
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	195,000	219,767
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	210,000	233,258
Lakeland, FL, Educational Facilites Rev. (Florida Southern College), “A”, 5%, 2032	95,000	101,707
Lakeland, FL, Educational Facilites Rev. (Florida Southern College), “A”, 5%, 2037	160,000	169,547
Lakeland, FL, Educational Facilites Rev. (Florida Southern College), “A”, 5%, 2042	85,000	89,718
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	710,000	787,965
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	315,000	373,269
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	920,000	1,071,644
Portage County, OH, Port Authority Rev. (Northeast Ohio Medical University Project), 5%, 2037	250,000	268,520
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	415,000	452,230
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	245,000	288,644
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	110,000	128,644
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	105,000	122,436
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	190,000	217,522
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 2029	2,370,000	2,647,243
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	370,000	460,765
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	275,000	316,729
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	100,000	114,732
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	355,000	396,318

		$15,148,745
Universities - Dormitories - 2.1%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 2031	$225,000	$245,025
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 2041	250,000	285,633
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	1,015,000	1,048,475
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	785,000	912,515
Mississippi State University, Educational Building Corp., 5%, 2036	560,000	630,146
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 4.7%, 2033	65,000	69,260
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	75,000	80,345
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	100,000	112,837

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Dormitories - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	$145,000	$162,850

		$3,547,086
Universities - Secondary Schools - 0.9%
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	$125,000	$136,909
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 2041	100,000	111,059
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	320,000	359,885
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	200,000	225,610
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	250,000	287,388
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	85,000	88,712
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	215,000	226,004

		$1,435,567
Utilities - Cogeneration - 0.4%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities—AES Puerto Rico Project), 6.625%, 2026	$645,000	$645,303

Utilities - Investor Owned - 6.3%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), ”A”, 4.5%, 2030	$450,000	$467,253
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	645,000	80,928
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	2,575,000	2,583,652
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	310,000	365,840
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	950,000	1,102,143
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric Co. Palo Verde Project), “A”, 4.5%, 2042	190,000	193,184
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	105,000	126,506
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	2,000,000	2,004,040
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	262,413
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	665,000	772,191
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	260,000	288,717
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	765,000	914,083
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,295,000	1,381,856

		$10,542,806
Utilities - Municipal Owned - 1.2%
Long Island, NY, Power Authority, “A”, 5%, 2038	$940,000	$1,043,701
Puerto Rico Electric Power Authority, Power Rev., “A”, 5%, 2042	465,000	472,184
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	465,000	544,217

		$2,060,102
Utilities - Other - 2.4%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$155,000	$206,328
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	650,000	824,831
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	430,000	487,702
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	35,000	44,369
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	2,185,000	2,410,274
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	75,000	82,654

		$4,056,158
Water & Sewer Utility Revenue - 10.5%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$465,000	$587,314
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	755,000	837,982
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	370,000	393,066
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	160,000	168,805
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	160,000	192,766
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	145,000	173,276
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	95,000	112,773
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	20,000	23,584

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	$535,000	$606,316
East Bay, CA, Municipal Utility District, Water System Rev., “A”, 5%, 2028	2,000,000	2,415,260
Guam Government Waterworks Authority, Water & Wastewater Rev., 5.875%, 2035	1,125,000	1,154,655
Houston, TX, Utility System Rev., “D”, 5%, 2036	550,000	628,271
King County, WA, Sewer Rev., 5%, 2040	1,765,000	1,992,279
Massachusetts Water Resources Authority, “B”, 5%, 2041	350,000	401,380
New Hampshire Industrial Development Authority Rev. (Pennichuck Water Works, Inc.), ETM, 7.5%, 2018 (c)	190,000	220,662
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2024	265,000	328,685
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2041	865,000	994,681
New York Environmental Facilities, “C”, 5%, 2041	1,195,000	1,372,673
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 2034	2,510,000	2,898,849
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 4.75%, 2035	1,010,000	1,115,959
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	800,000	811,080

		$17,430,316
Total Municipal Bonds		$255,180,405

Money Market Funds - 4.0%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	6,596,972	$6,596,972
Total Investments		$261,777,377

Other Assets, Less Liabilities - 1.5%		2,490,511

Preferred shares (Issued by the Fund) - (58.5)%		(97,500,000)
Net assets applicable to common shares - 100.0%		$166,767,888

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,463,653 representing 1.5% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 9.64%, 2050	5/30/00	$2,000,000	$1,800,120
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	549,989	533,783
Total Restricted Securities			$2,333,903
% of Net assets applicable to common shares			1.4%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 8/31/12

Futures Contracts Outstanding at 8/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	221	$29,551,844	December - 2012	$(221,774)
U.S. Treasury Note 30 yr (Short)	USD	46	6,964,688	December - 2012	(92,161)

					$(313,935)

At August 31, 2012, the fund had liquid securities with an aggregate value of $482,337 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$255,180,405	$—	$255,180,405
Mutual Funds	6,596,972	—	—	6,596,972
Total Investments	$6,596,972	$255,180,405	$—	$261,777,377

Other Financial Instruments
Futures Contracts	$(313,935)	$—	$—	$(313,935)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Municipal Bonds
Balance as of 11/30/11	$116,462
Accrued discounts/premiums	7
Realized gain (loss)	(147,685)
Change in unrealized appreciation (depreciation)	139,618
Liquidation proceeds	(108,402)
Balance as of 8/31/12	$—

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at August 31, 2012 is $0.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$240,453,131
Gross unrealized appreciation	25,831,655
Gross unrealized depreciation	(4,507,409)
Net unrealized appreciation (depreciation)	$21,324,246

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,249,831	37,910,854	(33,563,713)	6,596,972

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,831	$6,596,972

(4) Subsequent Event

On September 17, 2012, the fund issued 3,675 of Variable Rate Municipal Term Preferred Shares (VMTP) at a stated value of $25,000 per share. Proceeds from the issuance of VMTP shares were used to redeem 94.2% of the fund’s outstanding Auction Rate Preferred Shares (ARPS) at a price equal to 95% of the ARPS’ per share liquidation preference of $25,000, or $23,750 per share, plus any unpaid dividends.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH INCOME MUNICIPAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: October 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2012

*	Print name and title of each signing officer under his or her signature.